Average Annual Total Returns - FidelityTax-FreeBondFund-PRO - FidelityTax-FreeBondFund-PRO - Fidelity Tax-Free Bond Fund	Mar. 30, 2024
Fidelity Tax-Free Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.50%
Past 5 years	2.48%
Past 10 years	3.36%
Fidelity Tax-Free Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.50%
Past 5 years	2.45%
Past 10 years	3.31%
Fidelity Tax-Free Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.69%
Past 5 years	2.56%
Past 10 years	3.32%
LB123
Average Annual Return:
Past 1 year	6.75%
Past 5 years	2.36%
Past 10 years	3.27%